Document and Entity Information	Mar. 01, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 01, 2024
Entity File Number	1-1373
Entity Registrant Name	Modine Manufacturing Co
Entity Central Index Key	0000067347
Entity Incorporation, State or Country Code	WI
Entity Tax Identification Number	39-0482000
Entity Address, Address Line One	1500 DeKoven Avenue
Entity Address, City or Town	Racine
Entity Address, State or Province	WI
Entity Address, Postal Zip Code	53403
City Area Code	262
Local Phone Number	636-1200
Title of 12(b) Security	Common Stock, $0.625 par value
Trading Symbol	MOD
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false